Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Minimum [Member] | Buildings [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	25 years
Minimum [Member] | Machinery and Equipment [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Minimum [Member] | Buildings improvements [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Minimum [Member] | Computer Equipment and Software [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	3 years
Minimum [Member] | Office equipment, furniture and fixtures [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Maximum [Member] | Buildings [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	40 years
Maximum [Member] | Machinery and Equipment [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	10 years
Maximum [Member] | Buildings improvements [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	10 years
Maximum [Member] | Computer Equipment and Software [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Maximum [Member] | Office equipment, furniture and fixtures [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	14 years